Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Components of Other Expense (Income), Net [Line Items]
Impairment of investment	$ 17	$ 0
North America [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	15
Restructuring charges, after tax	11
Pension settlement		13
Pension settlement, after tax		9
Europe [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring charges	14	17
Restructuring charges, after tax	14	$ 17
Fixed asset impairment charges	64
Fixed asset impairment charges, after tax	64
Impairment of investment	17
Impairment of investment, after tax	17
Asia [Member]
Components of Other Expense (Income), Net [Line Items]
Gain on formation of new venture	45
Gain on formation of new venture, after tax	34
Corporate and Other [Member]
Components of Other Expense (Income), Net [Line Items]
Proceeds from sale of investment	33
Gain on sale of investment	26
Gain on sale of investment, after tax	$ 26